NOTES RECEIVABLE, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2023
NOTES RECEIVABLE, NET - THIRD PARTIES
NOTES RECEIVABLE, NET - THIRD PARTIES

8.    NOTES RECEIVABLE, NET – THIRD PARTIES

Components of notes receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Notes receivable	6,697,096	4,088,902
Provision for notes receivable	—	—
Notes receivable, net	6,697,096	4,088,902

As of December 31, 2022 and 2023, notes receivable with net book value of RMB1,481 million and RMB225 million were pledged as collateral for the issuance of bank acceptance notes.

The following table summarizes the activity in the allowance for credit losses related to notes receivable for the year ended December 31, 2021, 2022 and 2023 (RMB in thousands):

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	182	1,040	—
Addition	858	—	—
Reversal	—	(1,040)	—
At end of year	1,040	—	—